TAXATION - (Schedule of (Loss) Income from Continuing Operations Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Non - PRC	¥ 5,451	$ 855	¥ (142,750)	¥ (127,243)
PRC	(534,688)	(83,905)	(298,903)	(263,835)
Loss before income tax	¥ (529,237)	$ (83,050)	¥ (441,653)	¥ (391,078)